Capital management (Details) - Forecast - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital management [Line Items]
Dividend per share growth rate	4.00%	4.00%
Bottom of range
Capital management [Line Items]
Shareholder distribution percentage	30.00%	20.00%
Cash capital expenditure	$ 22	$ 23
Top of range
Capital management [Line Items]
Shareholder distribution percentage	40.00%	30.00%
Cash capital expenditure	$ 25	$ 27